                                                                                                       April 8, 2011

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:  Pre-effective amendment #1 to registration statements on Form N-4; file nos. 333-170466 and 333-170468

Dear Ms. Samuel:

We are filing today as correspondence a revised acceleration request pertaining to the above-referenced pre-effective amendments, which were filed on April 1, 2011.  This revised acceleration request seeks effectiveness of the registration statements today.

After obtaining effectiveness, we will make filings under Rule 497 to (a) revise the date of the prospectuses and SAIs to April 8, 2011 and (b) otherwise amend the prospectuses and SAIs to reflect any additional Staff comments.

We represent and acknowledge that:

•	the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the filings; and
•	staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the filings; and
•	the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We appreciate your attention to this filing.

Sincerely,

                            /s/C. Christopher Sprague
                                                                C. Christopher Sprague